CHANGES IN FUTURE ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2012
Accounting Changes and Error Corrections [Abstract]
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
5.	CHANGES IN FUTURE ACCOUNTING STANDARDS
There were no new pronouncements issued by the FASB that may materially impact the company’s consolidated financial statements for future periods.